Subsequent event	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent event [Text Block]

29. Subsequent event

Dividend

On February 19, 2025, the Board of Directors declared a quarterly dividend of C$0.065 per common share payable on April 15, 2025 to shareholders of record as of the close of business on March 31, 2025.